SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale securities, Fair Value	$ 205	$ 189
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	8,877	807
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	4.30%
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	19.80%
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	3.10%
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	633
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	8.60%
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	18.60%
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	0.50%
Repossessed Assets [Member] | Residential Real Estate Land [Member]
Available-for-sale securities, Fair Value	$ 15
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	20.80%
Repossessed Assets [Member] | Residential Real Estate Land [Member] | Maximum [Member]
Range (Weighted Average)	38.90%
Repossessed Assets [Member] | Residential Real Estate Land [Member] | Minimum [Member]
Range (Weighted Average)	20.20%